Business Optimization Initiatives (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Cash expenses	$ 43	$ 50	$ 30
Non-cash expenses		83	14
Reserve adjustments	(10)
Total business optimization expenses (benefits)	33	133	44
Discontinued operations	(8)	(101)
Business optimization expenses (benefits) in continuing operations	$ 25	$ 32	$ 44